Leases	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Leases

D.7	Leases

	Land and buildings	Oil and gas properties 1	Other plant and equipment 1	Total
	US$m	US$m	US$m	US$m
Lease assets

Year ended 31 December 2024

Carrying amount at 1 January 2024	430	107	693	1,230

Acquisitions through assets acquisitions 2	172	-	-	172

Additions	37	-	111	148

Disposals at written down value	-	(1)	(1)	(2)

Lease remeasurements	16	17	10	43

Depreciation	(52)	(106)	(142)	(300)

Carrying amount at 31 December 2024	603	17	671	1,291

At 31 December 2024

Historical cost and remeasurements	825	518	1,235	2,578

Accumulated depreciation, impairment and disposals	(222)	(501)	(564)	(1,287)

Net carrying amount	603	17	671	1,291

Lease liabilities

Year ended 31 December 2024

At 1 January 2024	607	130	878	1,615

Acquisitions through assets acquisitions 2	178	-	-	178

Additions	37	-	111	148

Disposals	-	(7)	(1)	(8)

Repayments (principal and interest)	(83)	(118)	(210)	(411)

Accretion of interest	26	4	72	102

Lease remeasurements	(31)	24	6	(1)

Carrying amount at 31 December 2024	734	33	856	1,623
Current	55	32	102	189
Non-current	679	1	754	1,434
Carrying amount at 31 December 2024	734	33	856	1,623

Lease assets

Year ended 31 December 2023

Carrying amount at 1 January 2023	464	225	575	1,264

Additions	8	-	120	128

Transfer to assets held for sale	-	(3)	-	(3)

Lease remeasurements	7	59	125	191

Depreciation	(49)	(174)	(127)	(350)

Carrying amount at 31 December 2023	430	107	693	1,230

At 31 December 2023

Historical cost and remeasurements	600	502	1,115	2,217

Accumulated depreciation, impairment and disposals	(170)	(395)	(422)	(987)

Net carrying amount	430	107	693	1,230

Lease liabilities

Year ended 31 December 2023

At 1 January 2023	623	238	773	1,634

Additions	24	-	121	145

Transfer to liabilities directly associated with assets held for sale	-	(6)	(1)	(7)

Repayments (principal and interest)	(78)	(188)	(203)	(469)

Accretion of interest	27	12	63	102

Lease remeasurements	11	74	125	210

Carrying amount at 31 December 2023	607	130	878	1,615

Current	54	114	130	298

Non-current	553	16	748	1,317

Carrying amount at 31 December 2023	607	130	878	1,615

1.
Plant and equipment, which was a category in 2023, has been reviewed and presented as ‘oil and gas properties’ and ‘other plant and equipment’ in 2024. The 2023 amounts have been reclassified to be presented on the same basis.

2.	Refer to Note B.7 for details of asset acquisitions.

Recognition and measurement
When a contract is entered into, the Group assesses whether the contract contains a lease. A lease arises when the Group has the right to direct the use of an identified asset which is not substitutable and to obtain substantially all economic benefits from the use of the asset throughout the period of use. The leases recognised by the Group predominantly relate to LNG vessels, property and drilling rigs.
The Group separates the lease and
non-lease
components of the contract and accounts for these separately. The Group allocates the consideration in the contract to each component on the basis of their relative stand-alone prices.
Leases as a lessee
Lease assets and lease liabilities are recognised at the lease commencement date, which is when the assets are available for use. The assets are initially measured at cost, which is the present value of future lease payments adjusted for any lease payments made at or before the commencement date, plus any make-good obligations and initial direct costs incurred.
Lease assets are depreciated using the straight-line method over the shorter of their useful life and the lease term. Refer to Note B.3 for the useful lives of assets. Periodic adjustments are made for any re-measurements
of the lease assets and for impairment losses, assessed in accordance with the Group’s impairment policies.
Lease liabilities are initially measured at the present value of future minimum lease payments, discounted using the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined, and are subsequently measured at amortised cost using the effective interest rate. Minimum lease payments are fixed payments or index-based variable payments incorporating the Group’s expectations of extension options and do not include non-lease
components of a contract. A portfolio approach was taken when determining the implicit discount rate for LNG vessels with similar terms and conditions on transition.
The lease liability is remeasured when there are changes in future lease payments arising from a change in rates, index or lease terms from exercising an extension or termination option. A corresponding adjustment is made to the carrying amount of the lease assets, with any excess recognised in the consolidated income statement.
There are no restrictions placed upon the lessee by entering into these leases.
Short-term leases and leases of low value
Short-term leases (lease term of 12 months or less) and leases of low value assets are recognised as incurred as an expense in the consolidated income statement. Low value assets comprise plant and equipment.

Foreign exchange risk
The Group held $408 million of lease liabilities at 31 December 2024 (2023: $447 million) in currencies other than the US dollar (predominantly Australian dollars).
Maturity profile of lease liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2024 US$m	2023 US$m
Due for payment in:
1 year or less	286	415
1-2 years	218	240
2-3 years	198	194
3-4 years	195	180
4-5 years	195	181
More than 5 years	899	1,032
	1,991	2,242
Lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2024 US$m	2023 US$m
Due for payment:
Within one year	32	33
After one year but not more than five years	775	889
Later than five years	2,360	1,242
	3,167	2,164
Payments of $292 million (2023: $121 million) for short-term leases (lease term of 12 months or less) and payments of $17 million (2023: $12 million) for leases of low value assets were expensed in the consolidated income statement. Total payments for leases in the consolidated statement of cash flows are $689 million (2023: $575 million), with $293 million (2023: $361 million) included in financing activities.
The Group has short-term and/or low value lease commitments for marine vessels and carriers, property, drill rigs and plant and equipment contracted for, but not provided for in the financial statements, of $276 million (2023: $232 million).

Key estimates and judgements

(a) Control
Judgement is required to assess whether a contract is or contains a lease at inception by assessing whether the Group has the right to direct the use of the identified asset and obtain substantially all the economic benefits from the use of that asset.

(b) Lease term
Judgement is required when assessing the term of the lease and whether to include optional extension and termination periods. Option periods are only included in determining the lease term at inception when they are reasonably certain to be exercised.

Lease terms are reassessed when a significant change in circumstances occurs. On this basis, possible additional lease payments amounting to $2,113 million (2023: $2,000 million) were not included in the measurement of lease liabilities.

(c) lnterest in joint arrangements
Judgement is required to determine the Group’s rights and obligations for lease contracts within joint operations, to assess whether lease liabilities are recognised gross (100%) or in proportion to the Group’s participating interest in the joint operation. This includes an evaluation of whether the lease arrangement contains a sublease with the joint operation.

(d) Discount rates
Judgement is required to determine the discount rate, where the discount rate is the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined. The incremental borrowing rate is determined with reference to the Group’s borrowing portfolio at the inception of the arrangement or the time of the modification.